Prepayments and other current assets - Schedule of Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables on behalf of third party advertising companies	[1]	¥ 4,902	$ 732	¥ 12,599
Prepaid service fee		9,907	1,479	11,410
VAT and other surcharges		3,725	556	5,618
Investment in a convertible loan		4,463	666	4,221
Loans granted to equity investees	[2]	5,000	746	3,000
Office rental deposit		926	138	919
Prepaid media cost		1,635	244	551
Receivables from sales of shares on behalf of employees		393	59	180
Others		3,287	492	8,172
Total prepayments and other current assets		¥ 34,238	$ 5,112	¥ 46,670

[1]	Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the receivables the Company acts as agent and collects on behalf of third party advertising companies for targeted marketing related services.
[2]	For the six months ended June 30, 2021 and 2022, the Company recognized impairment charges on loans granted to equity investees of nil and RMB666 (US$99). The Company evaluates the impairment of the equity investments without readily determinable fair value along with loans the Company granted to those investees.